Net Loss per Share - Schedule of Basic and Diluted Net Loss Per Share (Details) - JPY (¥) ¥ / shares in Units, ¥ in Thousands	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Basic and Diluted Net Loss Per Common Share:
Net loss attributable	¥ (201,134)	¥ (18,416)
Weighted average common shares outstanding	14,226,502	11,185,000
Basic net loss per common share	¥ (14.14)	¥ (1.65)
Diluted net loss per common share	¥ (14.14)	¥ (1.65)